Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Earnings per share [Line Items]
Profit for the year	$ 602,935	$ (262,804)	$ (150,339)
Weighted average number of share outstanding	253,986,867	253,986,867	253,986,867
Basic earnings per share	$ 2.37	$ (1.04)	$ (0.53)
Diluted earnings per share	$ 2.37	$ (1.04)	$ (0.53)
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Earnings per share [Line Items]
Profit for the year	$ 925,353,000	$ 1,191,474,000	$ 274,544,000
Weighted average number of share outstanding	350,056,012	350,056,012	350,056,012
Basic earnings per share	$ 2.643	$ 3.404	$ 0.784
Diluted earnings per share	$ 2.643	$ 3.404	$ 0.784